ASSETS HELD FOR SALE - SPEs And Affiliates Classified As Held For Sale (Details) - BRL (R$) R$ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Main assets and liabilities classified as held for sale
TOTAL ASSETS	R$ 189,052,112	R$ 188,303,069
Loans and financing	41,638,798	44,015,645
Net liability amount	78,816,099	76,121,204
Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
TOTAL ASSETS	1,033,184	387,690
TOTAL LIABILITIES	169,383	168,381
Livramento Holding S.A
Main assets and liabilities classified as held for sale
TOTAL ASSETS	95,582
TOTAL LIABILITIES	169,383
Net liability amount	73,801
Generation | Chapada do Piaui I Holding S.A. | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
TOTAL ASSETS	124,484	124,484
Generation | Chapada do Piaui II Holding S.A. | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
TOTAL ASSETS	164,847	164,847
Generation | Livramento Holding S.A | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
TOTAL LIABILITIES	169,383	168,381
Generation | Companhia de Transmissao Centroeste de Minas S.A. | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
TOTAL ASSETS	648,271
Transmission | Livramento Holding S.A | Assets and liabilities classified as held for sale
Main assets and liabilities classified as held for sale
TOTAL ASSETS	R$ 95,582	R$ 98,359